Expense Example - Equable Shares Hedged Equity ETF - Equable Shares Hedged Equity ETF Class	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178